Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Loss Before Income Taxes
The Company is subject to taxation in the United States,
China
, Hong Kong, Australia, and Singapore. Loss before income taxes was as follows (in thousands):

	Year Ended December 31,
	2024	2023
U.S. operations (domestic)	$7,941	$11,280
Non-U.S. operations (foreign)	28,614	9,588

Loss before provision for income taxes	$36,555	$20,868

Summary of Components of Income Tax Expense
The significant components of the provision for income taxes are as follows:

	Year Ended December 31,
	2024	2023
Current expense:
Federal	$—	$221
State	13	19
Foreign	—	40
Total current expense:	13	280
Deferred expense:
Federal	—	—
State	—	—
Foreign	—	—
Total deferred expense:	—	—
Total income tax provision:	$13	$280

Summary of Effective Income Tax Rate Differed from Amount Computed by Applying Federal Statutory Rate
A reconciliation of the provision for income taxes to the amount computed by applying the statutory federal income tax rate to the net loss is summarized as follows (in thousands):

	Year Ended December 31,
	2024	2023
Domestic statutory rate	21%	21%
Foreign rate differential	(9)%	4%
China R&D deduction	0%	12%
Nondeductible expenses	(1)%	0%
Non-deductible intellectual property rights	0%	6%
Tax credits	1%	2%
Change in valuation allowance	(12)%	(46)%

Total	0%	(1)%

Summary of Total Deferred Tax Assets	The significant components of the Company’s deferred tax assets and liabilities for the years ended December 31, 2024 and 2023 are shown below (in thousands):

	Year Ended December 31,
	2024	2023
Deferred tax assets
Net operating losses	$26,334	$23,957
Intellectual property sale	3,405	3,405
Capitalized R&D	4,185	2,915
Other	994	438

Total deferred tax assets	34,918	30,715
Less: valuation allowance	(34,779)	(30,590)
Total net deferred tax assets	139	125
Deferred tax liabilities
Operating lease right-of-use assets	(139)	(58)

Other	—	(67)
Total deferred tax liabilities	(139)	(125)

Total net deferred taxes	$—	$—

summary of Company's Net Operating Losses and Tax Credit Carryforwards
The following table summarizes the Company’s net operating losses and tax credit carryforwards by jurisdiction (in thousands):

	Amount at December 31, 2024	Amount at December 31, 2023	Year expiration begins
Net operating losses:
U.S. federal	$1,688	$—	Indefinite
U.S. state	9,084	1,772	2041
Australia	959	—	Indefinite
Hong Kong	920	902	Indefinite
Other China	99,555	95,291	2025
Tax credits:
U.S. federal	$671	$255	2043
U.S. state	316	247	Indefinite

Summary of Changes in Balance of Gross Unrecognized Tax Benefits
The following table summarizes the changes to the Company’s gross unrecognized tax benefits (in thousands):

Unrecognized tax benefit	Amount
Balance at December 31, 2022	$123
Additions based on tax positions related to the current year	115
Additions based on tax positions of prior years	—
Reductions for tax positions of prior years	—
Settlements	—

Balance at December 31, 2023	238
Additions based on tax positions related to the current year	75
Additions based on tax positions of prior years	—
Reductions for tax positions of prior years	—
Settlements	—

Balance at December 31, 2024	$313

IKENA ONCOLOGY INC
Summary of Components of Income Tax Expense
The components of income tax expense (benefit) were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Current
Federal	$34	$(237)
State	118	68

Total current provision (benefit)	$152	$(169)

Summary of Effective Income Tax Rate Differed from Amount Computed by Applying Federal Statutory Rate
The effective income tax rate differed from the amount computed by applying the federal statutory rate to the Company’s loss before income taxes as follows:

	Year Ended December 31,
	2024	2023
Tax effected at statutory rate	21.0%	21.0%
State taxes	(0.3)	6.4
Stock compensation	(1.3)	(1.2)
Non-deductible expenses	(0.9)	(0.6)
Federal research and development credits	2.9	4.2
Other	(0.1)	0.4
Change in valuation allowance	(21.6)	(30.0)

Total	(0.3)%	0.2%

Summary of Total Deferred Tax Assets
The Company’s total deferred tax assets are as follows (in thousands):

	December 31,
	2024	2023
Deferred tax asset:
Federal net operating loss carryforward	$40,218	$29,529
State net operating loss carryforward	13,145	8,581
R&D credit carryforwards	16,339	14,589
Capitalized start-up costs	176	196
Accruals and reserves	492	802
Stock-based compensation	2,444	2,381
Lease liability	2,078	2,934
Capitalized R&E	38,007	44,366

Total deferred tax asset	112,899	103,378
Deferred tax liability:
Fixed assets	$(140)	$(603)
Right-of-use asset	(1,004)	(1,554)

Total deferred tax liability	(1,144)	(2,157)

Net deferred tax asset and liability before valuation allowance	111,755	101,221
Valuation allowance	(111,755)	(101,221)

Net deferred tax asset	$—	$—

Summary of Changes in Balance of Gross Unrecognized Tax Benefits
The aggregate changes in the balance of gross unrecognized tax benefits were as follows (dollars in thousands):

	Year Ended December 31,
	2024	2023
Balance at the beginning of the year	$949	$—
Beginning balance adjustment	—	927
Increases related to tax positions taken from prior years	59	22

Ending balance	$1,008	$949